Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2021
13. Accumulated Other Comprehensive Income (Loss)
Components of accumulated other comprehensive income
The components of accumulated other comprehensive income

are as follows:
millions of Canadian dollars
Unrealized
(loss) gain on
translation of
self-sustaining
foreign
operations
Net change in
net investment
hedges
(Losses)
gains on
derivatives
recognized as
cash flow
hedges
Net change
on available-
for-sale
investments
Net change in
unrecognized
pension and
post-retirement
benefit costs
Total

AOCI
For the year ended December 31, 2021
Balance, January 1, 2021 $

52 $

30 $ 1 $ (1) $ (161) $ (79)
Other comprehensive
income (loss) before
reclassifications
(42) 5

18 - - (19)
Amounts reclassified from
accumulated other
comprehensive income
(loss)

- - (1) -

124

123
Net current period other
comprehensive income
(loss)
(42) 5

17 -

124

104
Balance, December 31,
2021
$

10 $

35 $

18 $ (1) $ (37) $

25
For the year ended December 31, 2020
Balance, January 1, 2020 $

253 $ 4 $ (1) $ (1) $ (160) $

95
Other comprehensive
income (loss) before
reclassifications
(201)

26 - - - (175)
Amounts reclassified from
accumulated other
comprehensive income
(loss)

- - 2 - (1) 1
Net current period other
comprehensive income
(loss)
(201)

26 2 - (1) (174)
Balance, December 31,
2020
$

52 $

30 $ 1 $ (1) $ (161) $ (79)

Reclassifications out of accumulated other comprehensive income (loss)
The reclassifications out of accumulated other comprehensive income (loss) are as follows:
For the Year ended December 31
millions of Canadian dollars 2021 2020
Affected line item in the Consolidated Financial Statements
(Gains) Losses on derivatives recognized as cash flow hedges

Foreign exchange forwards
Operating revenue – regulated $ - $ 2

Interest rate hedge
Interest expense, net (1) -
Total $ (1) $ 2
Net change in unrecognized pension and post-retirement benefit costs

Actuarial losses (gains)
Other income, net $

24 $

15

Past service costs (gains)
Other income, net - (1)

Amounts reclassified into obligations
Pension and post-retirement benefits

102 (16)
Total

before tax

126 (2)
Income tax (expense) recovery (2) 1
Total

net of tax
$

124 $ (1)
Total reclassifications out of AOCI, net of tax, for the period $

123 $ 1